Commitments and contingencies - Operating lease payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 90,820
2019
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	90,035
2020
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	56,973
2021
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	38,982
2022
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	37,858
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 163,822